Collection Period Ended 31-Aug-2012
Principal Note
Payment Factor
0.00 0.000000
47,246,541.54 0.275142
0.00 1.000000
0.00 1.000000
47,246,541.54
Interest & Principal
Payment
0.00
47,303,019.90
319,458.33
134,708.33
$47,757,186.56
Total
$510,645.02
Class A-3 Notes 0.850000% 319,458.33 0.708333 0.708333
Class A-4 Notes 1.220000% 134,708.33 1.016667 1.016667
Class A-1 Notes
0.216670% 0.00 0.000000 0.000000
Class A-2 Notes 0.349500% 56,478.36 0.120423 100.859317
Current Overcollateralization Amount 108,958,181.84 6.65%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Amount Percentage
Initial Overcollateralization Amount 90,968,899.86 5.55%
Target Overcollateralization Amount 108,958,181.84 6.65%
Yield Supplement Overcollateralization Amount 53,171,320.50 26,484,262.94 24,994,020.39
Pool Balance
1,691,640,220.36
895,230,732.60
846,493,948.51
Overcollateralization 90,968,899.86 108,958,181.84 108,958,181.84
Adjusted Pool Balance
1,638,468,899.86 868,746,469.66 821,499,928.12
Class A-4 Notes 132,500,000.00 132,500,000.00 132,500,000.00 0.000000
Total Note Balance
1,547,500,000.00
759,788,287.82
712,541,746.28
Class A-2 Notes 469,000,000.00 176,288,287.82 129,041,746.28 100.738895
Class A-3 Notes
451,000,000.00 451,000,000.00 451,000,000.00 0.000000
Balance Balance Balance Face Amount
Class A-1 Notes 495,000,000.00 0.00 0.00 0.000000
1-m Libor 0.239500%
Summary
Initial Beginning Ending Principal per $1000
33
Interest Period of the Class A-3 and A-4 Notes (from... to) 15-Aug-2012 15-Sep-2012 30/360 Days 30
Distribution Date 17-Sep-2012
Interest Period of the Class A-1 and A-2 Notes (from... to) 15-Aug-2012 17-Sep-2012 Actual/360 Days
Collection Period (from... to) 1-Aug-2012 31-Aug-2012
Determination Date 13-Sep-2012
Record Date 14-Sep-2012
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Dates
Collection Period No. 14
Regular Principal Distributable Amount 47,246,541.54 47,246,541.54 0.00
Aggregate Principal Distributable Amount 47,246,541.54 47,246,541.54 0.00
510,645.02 510,645.02 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes
0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 134,708.33 134,708.33 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-2 Notes
56,478.36 56,478.36 0.00
thereof on Class A-3 Notes 319,458.33 319,458.33 0.00
Monthly Interest Distributable Amount 510,645.02 510,645.02 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Total Servicing Fee 746,025.61 746,025.61 0.00
Total Trustee Fee
0.00 0.00 0.00
Total Distribution
Distribution Detail
Due Paid Shortfall
51,198,418.42
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
51,198,418.42
(9) Excess Collections to Certificateholders 2,695,206.25
Investment Earnings 0.00 (6) Regular Principal Distributable Amount 47,246,541.54
Available Collections
51,198,418.42 (7) Additional Servicing Fee and Transition Costs 0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Net Liquidation Proceeds 26,954.58 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries
142,207.76
(3) Interest Distributable Amount Class A Notes
510,645.02
Principal Collections 48,281,599.18 (1) Total Servicing Fee 746,025.61
Interest Collections 2,747,656.90 Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
Interest Distributable Amount Class A Notes
Investment Earnings for the Collection Period 0.00
Notice to Investors
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 0.00
Net Investment Earnings on the Collection Account 0.00
minus Net Investment Earnings 0.00
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 4,096,172.25
4,096,172.25
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period
0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 4,096,172.25
Reserve Fund Amount - Beginning Balance
Cumulative Principal Net Losses as % of Cutoff Date Pool 0.152%
Principal Recoveries 141,329.93
Principal Net Losses 287,181.01
Cumulative Principal Net Losses 2,563,967.75
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 455,184.91
Principal Net Liquidation Proceeds 26,673.97
91-120 Days Delinquent 448,563.70 19 0.05%
Total 846,493,948.51 45,441 100.00%
31-60 Days Delinquent 3,371,541.69 142 0.40%
61-90 Days Delinquent
1,155,503.31 50 0.14%
Delinquency Profile *
Amount Number of Receivables Percentage
Current
841,518,339.81 45,230 99.41%
Weighted Average Number of Remaining Payments
45.89 34.29
Weighted Average Seasoning (months) 13.28 26.88
Pool Factor 50.04%
As of Cutoff Date Current
Weighted Average APR 3.62% 3.61%
Principal Gross Losses 455,184.91
Pool Balance end of Collection Period 846,493,948.51 45,441
Principal Collections 30,976,392.34
Principal Collections attributable to Full Pay-offs
17,305,206.84
Principal Purchase Amounts 0.00
Cutoff Date Pool Balance
1,691,640,220.36 62,088
Pool Balance beginning of Collection Period 895,230,732.60 46,789
Pool Statistics
Pool Data
Amount Number of Receivables